Employee benefit expenses Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee benefit expenses
Short-term employee benefits	£ (6,893)	£ (8,326)	£ (9,507)
Share-based payments	(284)	(1,125)	(1,017)
Post-employment benefits	(8)	(5)	(20)
Total key management compensation	£ (7,185)	£ (9,456)	£ (10,544)